CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 128,845	$ 119,237
Short term investments - available for sale	77,149	54,940
Accounts receivable, net	195,094	201,338
Unbilled revenue	113,141	126,850
Other receivables	14,068	13,788
Deferred tax asset	17,867	14,662
Prepayments and other current assets	20,730	21,424
Income taxes receivable	6,132	8,183
Total current assets	573,026	560,422
Other Assets:
Property, plant and equipment, net	170,067	168,461
Goodwill	326,685	253,393
Non-current other assets	4,842	4,583
Non-current income taxes receivable	12,311	10,272
Non-current deferred tax asset	11,507	10,076
Intangible assets	27,068	28,260
Total Assets	1,125,506	1,035,467
Current Liabilities:
Accounts payable	5,489	5,340
Payments on account	168,764	150,792
Other liabilities	170,039	145,963
Deferred tax liability	1,015	1,183
Bank credit lines and loan facilities	20,000
Income taxes payable	5,898	3,630
Total current liabilities	371,205	306,908
Other Liabilities:
Non-current other liabilities	24,520	20,038
Non-current government grants	1,374	1,351
Non-current income taxes payable	5,492	5,231
Non-current deferred tax liability	21,141	20,395
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,128,031 shares issued and outstanding at March 31, 2012 and 60,135,603 shares issued and outstanding at December 31, 2011	5,055	5,055
Additional paid-in capital	215,171	211,549
Capital redemption reserve	50	44
Accumulated other comprehensive income	(7,381)	(16,446)
Retained earnings	488,879	481,342
Total Shareholders' Equity	701,774	681,544
Total Liabilities and Shareholders' Equity	$ 1,125,506	$ 1,035,467